Businesses Held For Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Financial Information For Businesses Held For Sale [Line Items]
Businesses held for sale
FINANCIAL INFORMATION FOR ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE

December 31 (In millions)	2015	2014

Assets
Current receivables(a)	$79	$180
Inventories	583	588
Property, plant, and equipment – net	1,208	979
Goodwill	370	433
Other intangible assets – net	162	157
Other	416	489
Assets of businesses held for sale	$2,818	$2,826

Liabilities
Accounts payable(a)	$503	$506
Other current liabilities	325	346
Other	33	89
Liabilities of businesses held for sale	$861	$941

(a) Certain transactions at our Appliances and Signaling businesses are made on an arms-length basis with GE Capital, consisting primarily of GE customer receivables sold to GE Capital and GE Capital services for material procurement. These intercompany balances included within our held for sale businesses are reported in the GE and GE Capital columns of our financial statements, but are eliminated in deriving our consolidated financial statements.

Rollfoward of WMC's reserve and pending claims for WMC representation and warranty obligations
ROLLFORWARD OF THE RESERVE

December 31 (In millions)	2015	2014

Balance, beginning of period	$809	$800
Provision	212	365
Claim resolutions / rescissions	(146)	(356)
Balance, end of period	$875	$809

Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR DISCONTINUED OPERATIONS

(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$23,003	$31,136	$32,987

Earnings (loss) from discontinued operations before income taxes	$887	$6,615	$6,558
Benefit (provision) for income taxes	(791)	(776)	699
Earnings (loss) from discontinued operations, net of taxes	$96	$5,839	$7,257

Disposal
Gain (loss) on disposal before income taxes	$(6,612)	$14	$(2,027)
Benefit (provision) for income taxes	(979)	1	246
Gain (loss) on disposal, net of taxes	$(7,591)	$15	$(1,781)

Earnings (loss) from discontinued operations, net of taxes(a)(b)	$(7,495)	$5,855	$5,475

  The sum of GE industrial earnings (loss) from discontinued operations, net of taxes, and GE Capital earnings (loss) from discontinued operations, net of taxes, after adjusting for earnings (loss) attributable to noncontrolling interests related to discontinued operations, is reported within GE industrial earnings (loss) from discontinued operations, net of taxes, on the Consolidated Statement of Earnings (Loss).
  Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(6,038) million, $6,472 million, and $4,495 million for the years ended December 31, 2015, 2014, 2013, respectively.

December 31 (In millions)	2015	2014

Assets
Cash and equivalents	$20,395	$20,991
Investment securities	8,478	13,349
Financing receivables – net	3,205	213,514
Other receivables	1,221	2,896
Property, plant and equipment – net	7,537	18,354
Goodwill	7,764	23,452
Other intangible assets - net	80	987
Deferred income taxes	2,447	3,530
Financing receivables held for sale	69,847	3,475
Valuation allowance on disposal group classified as discontinued operations	(6,374)	-
Other	6,350	22,980
Assets of discontinued operations	$120,951	$323,529

Liabilities
Short-term borrowings	$739	$3,780
Accounts payable	2,870	4,280
Non-recourse borrowings	3,994	25,536
Bank deposits	25,613	62,839
Long-term borrowings	730	13,767
All other liabilities	11,053	11,046
Deferred income taxes	1,437	6,810
Other	52	174
Liabilities of discontinued operations	$46,487	$128,233

CLL
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR COMMERCIAL LENDING AND LEASING

(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$10,580	$13,413	$13,144

Interest	$(2,365)	$(3,069)	$(3,300)
Selling, general and administrative expenses	(3,576)	(3,598)	(3,538)
Cost of services sold	(1,735)	(3,859)	(4,002)
Provision for losses on financing receivables	(1,753)	(456)	(736)
Other costs and expenses	(127)	(135)	(94)
Earnings (loss) from discontinued operations, before income taxes	1,024	2,296	1,474
Benefit (provision) for income taxes	(186)	(487)	65
Earnings (loss) from discontinued operations, net of taxes	$838	$1,808	$1,539

Disposal
Gain (loss) on disposal before income taxes	$(8,013)	$-	$-
Benefit (provision) for income taxes	(698)	-	-
Gain (loss) on disposal, net of taxes	$(8,711)	$-	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$(7,873)	$1,808	$1,539

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(6,996) million, $2,279 million and $1,457 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Real Estate
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR REAL ESTATE

(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$911	$2,969	$3,915

Interest	$(457)	$(1,079)	$(1,278)
Selling, general and administrative	(444)	(484)	(568)
Cost of services sold	(5)	-	-
Provision for losses on financing receivables	5	86	(28)
Other costs and expenses	(158)	(712)	(788)
Earnings (loss) from discontinued operations,
before income taxes	(149)	780	1,253
Benefit (provision) for income taxes	168	224	472
Earnings (loss) from discontinued operations, net of taxes	$19	$1,003	$1,725

Disposal
Gain (loss) on disposal before income taxes	$(1,338)	$-	$-
Benefit (provision) for income taxes	(639)	-	-
Gain (loss) on disposal, net of taxes	$(1,977)	$-	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$(1,958)	$1,003	$1,725

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(1,486) million, $778 million and $1,246 million for the years ended December 31, 2015, 2014 and 2013, respectively.

WMC
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR WMC

(In millions)	2015	2014	2013

Total revenues and other income (loss)	$(184)	$(291)	$(346)

Earnings (loss) from discontinued operations, net of taxes	$(146)	$(199)	$(232)

Other Financial Services
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR OTHER FINANCIAL SERVICES

(In millions)	2015	2014	2013

Total revenues and other income (loss)	$8	$23	$532

Gain (loss) on disposal, net of taxes	$-	$15	$(1,781)	(a)

Earnings (loss) from discontinued operations, net of taxes	$32	$92	$(1,823)

(a) Primarily reflects agreement with the buyer of GE Money Japan to extinguish an obligation under terms specified in the 2008 sale agreement.

Consumer
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR CONSUMER
(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$11,690	$15,023	$15,741

Interest	$(2,081)	$(2,611)	$(2,669)
Selling, general, and administrative expenses	(3,940)	(4,572)	(4,349)
Cost of services sold	(1)	-	(1)
Provision for losses on financing receivables	(5,029)	(3,544)	(4,048)
Investment contracts, insurance losses and insurance annuity benefits	(12)	(18)	(15)
Other costs and expenses	(392)	(388)	(337)
Earnings (loss) from discontinued operations,
before income taxes	236	3,891	4,324
Benefit (provision) for income taxes	(878)	(736)	7
Earnings (loss) from discontinued operations, net of taxes	$(642)	$3,155	$4,330

Disposal
Gain (loss) on disposal before income taxes	$2,739	$-	$-
Benefit (provision) for income taxes	363	-	-
Gain (loss) on disposal, net of taxes(a)	$3,102	$-	$-

Earnings (loss) from discontinued operations, net of taxes(b)	$2,460	$3,155	$4,330

  Included Synchrony Financial gain on sale of $3,429 million related to the share exchange.
  Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $2,670 million, $3,752 million, and $4,312 million for the years ended December 31, 2015, 2014 and 2013, respectively.